ORDINARY SHARES - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 20, 2017 USD ($) ADSs shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Authorized share capital | $		$ 7,500,000
Proceeds from issuance shares, net of issuance costs | $	$ 935,533		$ 4,574	$ 960,924	$ 3,210
Class A and Class B ordinary shares shares issued in conversion of convertible preference shares		86,336,030
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, Authorized		14,800,000,000	14,800,000,000	14,800,000,000
Par value | $ / shares		$ 0.0005	$ 0.0005	$ 0.0005
Stock issued, share	65,954,538
Number of ordinary shares represented by ADSs | ADSs	65,954,538
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, Authorized		200,000,000	200,000,000	200,000,000
Par value | $ / shares		$ 0.0005	$ 0.0005	$ 0.0005